Amounts receivable	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Amounts receivable	7. Amounts receivable

	December 31, 2025	December 31, 2024
HST	$248,570	$586,554
Other receivables	—	8,386

Total amounts receivable	$248,570	$594,940